Trade Receivables, Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 1,865	$ 1,561
Deposits	103	135
Recoverable VAT	53	92
Total prepaid expenses and other current assets	$ 2,021	$ 1,788